Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Schedule of movement in intangible assets and goodwill

	Brands $ million	Goodwill $ million	Other intangibles $ million	Computer software $ million	Total $ million
Cost
At 30 June 2023	11,692	3,621	2,040	1,072	18,425
Hyperinflation adjustment	207	157	—	1	365
Exchange differences	(146)	(96)	(30)	22	(250)
Additions	—	—	17	150	167
Disposals	(647)	—	(16)	(20)	(683)
At 30 June 2024	11,106	3,682	2,011	1,225	18,024
Hyperinflation adjustment	144	107	—	—	251
Exchange differences	33	(73)	8	75	43
Additions	66	46	—	191	303
Disposals	(220)	—	(33)	(350)	(603)
Reclassification to assets held for sale	—	(5)	—	(1)	(6)
At 30 June 2025	11,129	3,757	1,986	1,140	18,012
Amortisation and impairment
At 30 June 2023	2,217	814	128	760	3,919
Exchange differences	(22)	(13)	(29)	24	(40)
Amortisation for the year	—	—	19	58	77
Impairment	128	21	—	—	149
Reversal of impairment	(379)	—	—	—	(379)
Disposals	(480)	—	(16)	(20)	(516)
At 30 June 2024	1,464	822	102	822	3,210
Exchange differences	5	(14)	6	38	35
Amortisation for the year	—	—	20	74	94
Impairment	416	—	—	—	416
Disposals	(137)	—	(33)	(349)	(519)
At 30 June 2025	1,748	808	95	585	3,236
Carrying amount
At 30 June 2025	9,381	2,949	1,891	555	14,776
At 30 June 2024	9,642	2,860	1,909	403	14,814
At 30 June 2023	9,475	2,807	1,912	312	14,506

Schedule of principal acquired brands	The principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2025 $ million	2024 $ million
Crown Royal whisky	United States	1,464	1,464
Captain Morgan rum	Global	1,201	1,201
Johnnie Walker whisky	Global	856	790
Smirnoff vodka	Global	824	824
Shui Jing Fang Chinese white spirit	Greater China	698	689
Casamigos tequila	United States	604	604
Yenì raki	Türkiye	477	426
Don Papa rum	Europe	388	353
McDowell's No.1 whisky, rum and brandy	India	371	382
Don Julio tequila	United States	270	277
Seagram's 7 Crown whiskey	United States	223	223
Signature whisky	India	213	219
Zacapa rum	Global	191	191
Black Dog whisky	India	180	186
Antiquity whisky	India	176	182
Gordon's gin	Europe	163	150
Other brands		1,082	1,481
		9,381	9,642

Schedule of goodwill attributed to cash-generating units	(b) Goodwill
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2025 $ million	2024 $ million
North America	1,002	968
Europe
Türkiye	414	370
Asia Pacific
Greater China	160	158
India	827	838
Latin America and Caribbean
Mexico	185	189
Other cash-generating units	361	337
	2,949	2,860

Schedule of pre-tax discount rates and terminal growth rates used for impairment testing	The pre-tax discount rates and terminal growth rates used for impairment testing are as follows:

	2025		2024
	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %
North America
United States	10	2	9	2
Europe
United Kingdom	11	3	9	2
Türkiye	27	14	27	14
Asia Pacific
India	13	4	12	3
Greater China	9	2	10	2
Latin America and Caribbean
Mexico	13	3	13	3

Schedule of sensitivity to change in key assumptions	The table below shows the headroom at 30 June 2025 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

			Increase in discount rate		Decrease in terminal growth rate		Decrease in cash flows
	Carrying value of CGU $ million	Headroom $ million	Reasonably possible change	Potential impairment charge $ million	Reasonably possible change	Potential impairment charge $ million	Reasonably possible change	Potential impairment charge $ million
Aviation American Gin	51	—	1ppt	(37)	1ppt	(36)	10%	(41)
In the year ended 30 June 2024, Aviation American Gin was disclosed as sensitive to a reasonably possible change of 8ppt decrease in annual growth rate in the five years forecast period of 2025-2030.